Interest and similar income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Cash and balances with the Brazilian Central Bank	R$ 5,095,828	R$ 5,953,765	R$ 7,315,570
Loans and advances - Credit institutions	2,977,670	5,107,355	7,472,729
Loans and advances - Customers	46,471,507	44,507,217	43,977,981
Debt instruments	13,629,167	13,456,802	14,783,164
Other interest	2,304,221	2,393,210	3,596,633
Total	R$ 70,478,393	R$ 71,418,349	R$ 77,146,077